Acquisitions and divestitures - Acquisition of non-controlling interest in Vale Moambique (Details) - Vale Mocambique $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting capital acquired	15.00%
Loss due to negative reserves	$ 331
Ownership interest in subsidiary (as a percent)	95.00%